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                       MFS(R) INTERNATIONAL DIVERSIFICATION FUND

                          SUPPLEMENT TO THE CURRENT PROSPECTUS


               The fund will be available for sale beginning October 1, 2004.


                     THE DATE OF THIS SUPPLEMENT IS SEPTEMBER 22, 2004.